Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Abstract]
Significant accounting policies

Note 2. Significant accounting policies

The principal accounting policies adopted in the preparation of the financial statements are set out either in the respective notes or below. These policies have been consistently applied to all the years presented, unless otherwise stated.

New or amended Accounting Standards and Interpretations adopted

The following amendments are effective for the period beginning January 1, 2025:

●	Lack of Exchangeability (Amendment to IAS 21 The Effects of Changes in Foreign Exchange Rates). This amendment had no material effect on the consolidated financial statements of the Company.

New standards, interpretations and amendments not yet effective:

There are number of standards and interpretations which have been issued by the International Accounting Standards Board that are effective for periods beginning subsequent to December 31, 2025 (the date on which the Company’s next annual financial statements will be prepared up to) that the Company has decided not to adopt early.

The following amendments are effective for the annual reporting period beginning January 1, 2026:

●	Amendments to the Classification and Measurement of Financial Instruments (Amendment to IFRS 9 Financial Instruments and IFRS 7)

●	Contracts Referencing Nature-dependent Electricity (Amendments to IFRS 9 and IFRS 7);

The following standards and amendments are effective for the annual reporting period beginning January 1, 2027:

●	IFRS 18 Presentation and Disclosure in Financial Statements

●	IFRS 19 Subsidiaries without Public Accountability: Disclosures

The Company is currently assessing the effect of these new accounting standards and amendments.

Basis of preparation

These financial statements have been prepared in accordance with International Financial Reporting Standards Accounting Standards as issued by the International Accounting Standards Board (‘IASB’) and Interpretations.

Historical cost convention

The financial statements have been prepared under the historical cost convention, except for, where applicable, the revaluation of financial assets and liabilities at fair value through profit or loss and other comprehensive income (loss).

Critical accounting estimates

The preparation of the financial statements requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the Company’s accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the financial statements, are disclosed in note 3 below.

Principles of consolidation

The consolidated financial statements incorporate the assets and liabilities of all subsidiaries of the Company as at December 31, 2025 and the results of all subsidiaries for the year then ended.

Subsidiaries are all those entities over which the Company has control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are de-consolidated from the date that control ceases.

Intercompany transactions, balances and unrealised gains on transactions between entities in the Company are eliminated. Unrealised losses are also eliminated unless the transaction provides evidence of the impairment of the asset transferred. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Company.

Where the Company loses control over a subsidiary, it derecognises the assets including goodwill, liabilities and non-controlling interest in the subsidiary together with any cumulative translation differences recognised in equity. The Company recognises the fair value of the consideration received and the fair value of any investment retained together with any gain or loss in profit or loss.

Financial statements in U.S. dollars (“USD”):

Since the Company’s listing on the Nasdaq Capital Market (“Nasdaq”) in August 2022, all capital raises have been denominated in USD. In addition, a majority of the Company’s current assets are in USD, as well as a significant portion of the costs incurred by the Company are in USD. Management believes that the USD is the primary currency of the economic environment in which the Company operates. On January 1, 2024, the Company moved to USD as its presentation currency. In these consolidated financial statements, the change was accounted as a change of accounting policy on a retrospective application. The change in presentation currency was triggered by change in the functional currency of the Company to USD, which was accounted prospectively from January 1, 2024, requiring re-measurement from the local currency into USD for the Company. All exchange gains and losses resulting from the re-measurement are reflected in the consolidated statement of profit or loss and other comprehensive income, as appropriate.

Prior to January 1, 2024, the functional currency of the Company was the AUD. Accordingly, the financial statements of the Company were translated into USD. All statement of financial position accounts were translated using the exchange rates in effect at the balance sheet date. Amounts recorded in the consolidated statement of profit or loss and other comprehensive income were translated using the average exchange rate prevailing during the year. The resulting translation adjustments were reported as a component of shareholders’ equity under accumulated other comprehensive income.

Effective as of the Company’s fiscal year beginning January 1, 2024, the Company’s functional currency became the USD. IAS 21” The Effects of Changes in Foreign Exchange Rates”, requires a change in functional currency to be reported as of the date it is determined there has been a change, and it is generally accepted practice that the change is made at the start of the most recent period that approximates the date of the change. Management determined it would enact this change effective on January 1, 2024. While the change was based on a factual assessment, the determination of the date of the change required management’s judgement given the change in the primary economic and business environment, in which the Company operates, have evolved over time. As part of management’s functional currency assessment, changes in economic facts and circumstances were considered. This included analysis of changes in: management of operations, process, and in the composition of cash and equity balances. The Company has implemented budgeting in USD, whereas this was previously performed in AUD. The Company’s cash inflows consist primarily of USD cash balances and less of AUD, as also reflected in the budget. Following the Company’s delisting from the Australian Securities Exchange in November 2023, the Company focus its capital raise efforts primarily in USD. Assuming current business operating model stays constant, management believes that the USD cash balances will continue to increase, while AUD cash balances will continue to produce a net outflow.

Management re-evaluated all indicators established in IAS 21 to determine the functional currency of the Company. Such indicators include i) cash flow, ii) expense, iii) financing and iv) intercompany transactions and arrangements. Management determined that the cash flow and financing indicators were most relevant to the Company operations and its primary economic environment. At the time of the assessment adopted on January 1, 2024, cash flows generated by the Company that relate to its assets and liabilities now directly affect the Company’s cash flows and are readily available for remittance to the Company. The majority of cash flow of the Company’s operations is denominated in USD. Significant asset and equity items on the Company balance sheet are comprised almost solely (greater than 90%) of USD denominated transactions. Furthermore, most of the Company’s generated cash flows are now invested in USD based cash and cash equivalents. Since such investments are short-term, cash is readily available for current needs of the group. Thus, the USD is the primary currency from which the Company generates and accumulates cash.

When considering all relevant facts together, management concluded that the USD best reflects the currency of the primary economic environment in which the Company currently operates. Therefore, USD is the functional currency as a result of the change in the most significant economic facts and circumstances from cash flow and financing indicators. As a result, the Company adopted USD as the functional currency effective January 1, 2024.

The change was accounted for prospectively from the date of the change in accordance with IAS 21, “Foreign Currency Matters.” The translated balances of monetary and nonmonetary assets and liabilities recorded in the Company financial statements as of the end of the prior reporting period became the new accounting basis for those assets and liabilities in the period of the change. To the extent the entity had monetary assets and liabilities denominated in the old functional currency, such balances created transactional gains and losses subsequent to the change in functional currency. The amount recorded in the currency translation adjustment account for prior periods was not reversed upon the change in functional currency. The exchange rate on the date of the change became the historical rate for subsequent re-measurement of nonmonetary assets and liabilities into the new functional currency.

The following table summarizes the impact on both consolidated net loss and other comprehensive income (loss) utilizing USD as the functional currency of the Company as of December 31, 2024, compared to the related impact if the functional currency of the Company would have remained AUD (excluding foreign exchange from transactions denominated in AUD recorded in the respective period)

	USD as Functional Currency (in USD)	AUD as Functional Currency (in USD)(*)
		(Unaudited Pro Forma)
Financial income, net - attributed to foreign translation gain	203,593	1,347,672
Other comprehensive loss - attributed to foreign currency translation adjustments	(108,302)	(590,030)

(*)	The conversion from AUD into USD was made at the exchange rate as of December 31, 2024, on which AUD 1.00 equalled USD 0.621.

Foreign currency translation

Starting January 1, 2024, the financial statements are presented in US dollars, which is the Company’s presentation currency and functional currency. The functional currency of the Company’s subsidiary, Mobilicom Ltd (“Mobilicom Israel”), is NIS.

Foreign currency transactions

Foreign currency transactions are translated into US dollars using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at financial year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognised in profit or loss. Non-monetary items are converted at the rate of exchange used to convert the related consolidated statements of financial position items, i.e., at the time of the transaction.

Foreign operations

The assets and liabilities of foreign operations are translated into US dollars using the exchange rates at the reporting date. The revenues and expenses of foreign operations are translated into US dollars using the average exchange rates, which approximate the rates at the dates of the transactions, for the period. All resulting foreign exchange differences are recognised in other comprehensive income through the foreign currency reserve in equity.

The foreign currency reserve is recognised in profit or loss when the foreign operation or net investment is disposed of.

Cash and cash equivalents

Cash and cash equivalents include cash on hand, deposits held at call with financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

Restricted cash represents deposits with banks which are used mainly as a security for guarantees provided against facilities lease agreement and line of use for credit cards.

Accounting policy for right-of-use assets

A right-of-use asset is recognized at the commencement date of a lease. The right-of-use asset is measured at cost, which comprises the initial amount of the lease liability, adjusted for, as applicable, any lease payments made at or before the commencement date net of any lease incentives received, any initial direct costs incurred, and, except where included in the cost of inventories, an estimate of costs expected to be incurred for dismantling and removing the underlying asset, and restoring the site or asset.

Research and development

Expenditure during the research phase of a project is recognised as an expense when incurred.

Development costs are capitalised only when technical feasibility studies identify that the project will develop an intangible asset that will be completed and available for use or sale, that there are adequate technical, financial and other resources to complete the development, that it will deliver future economic benefits and these benefits can be measured reliably.

Recoverable amount is the higher of an asset’s fair value less costs of disposal and value-in-use. The value-in-use is the present value of the estimated future cash flows relating to the asset using a pre-tax discount rate specific to the asset or cash-generating unit to which the asset belongs. Assets that do not have independent cash flows are grouped together to form a cash-generating unit.

Segments

The Company operates in one segment. Management does not segregate its business for internal reporting. The Company’s chief operating decision maker (“CODM”) / CEO evaluates the performance of its business based on financial data consistent with the presentation in the accompanying financial statements. The Company concluded that its unified business is conducted globally and accordingly represents one operating segment.

Fair value of financial instruments

Liability included in the Company’s Consolidated statement of financial position utilizes market observable inputs and data as far as possible. Inputs used in determining fair value measurement are categorized into different levels based on how observable the inputs used in the valuation technique utilized are (the ‘fair value hierarchy’):

●	Level 1: Quoted priced in active markets for identical items (unadjusted)

●	Level 2: Observable direct or indirect inputs other than level 1 inputs.

●	Level 3: Unobservable inputs (i.e., not derived from market data).

The classification of an item into the above levels is based on the lowest level of the inputs used that has a significant effect on the fair value measurement of the item. Transfers of items between levels are recognized in the period they occur.

The Company measures the Financial liability (warrants) at fair value. See note 3, note 20 and note 21.